Summary Of Significant Accounting Polices - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 30, 2019 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 $ / shares	Sep. 13, 2020 USD ($)	May 28, 2020 USD ($)	Mar. 31, 2020 $ / shares
Accounting Policies [Line Items]
Exchange gains/(losses) | ¥		¥ 5,574		¥ (4,136)		¥ (7,068)
Other comprehensive income/(loss), Foreign currency translation adjustments		¥ (72,993)	$ (11,141)	105,433		55,440
Convenience translation exchange rate (RMB per US $1.00)		6.5518
Inventory write downs | ¥		¥ 1,696		0		0
Aggregate amount of transaction price allocated to remaining performance obligations | ¥		0
Marketing expenses | ¥		46,676		73,795		104,311
Government grants received | ¥		15,819		13,938		13,430
Capital leases | ¥		0		0
Repurchase of ordinary shares value				6,566	$ 951
Employee benefit expenses | ¥		¥ 30,654		¥ 55,833		76,252
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits		10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required		50.00%	50.00%
Open Market
Accounting Policies [Line Items]
Repurchase of ordinary shares value		¥ 24,362	$ 3,642
From Certain Shareholders
Accounting Policies [Line Items]
Repurchase of ordinary shares value		¥ 95,496	$ 13,799
Class A Ordinary Shares
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				10,456,075	10,456,075
Number of ordinary shares represented by each ADS | shares	25
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares		44,555,900	44,555,900
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares		161,960,075	161,960,075
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds | ¥		¥ 701		¥ 155		¥ 496
American Depository Shares [Member]
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				418,243	418,243
Stock repurchase authorized value | $	$ 15,000							$ 10,000	$ 10,000
Stock Repurchase Weighted Average Price | $ / shares										$ 2.27
American Depository Shares [Member] | Open Market
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares		1,782,236	1,782,236
Stock Repurchase Weighted Average Price | $ / shares							$ 2.04
American Depository Shares [Member] | From Certain Shareholders
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares		6,478,403	6,478,403
Stock Repurchase Weighted Average Price | $ / shares							$ 2.13
American Depository Shares [Member] | Class A Ordinary Shares
Accounting Policies [Line Items]
Repurchase of ordinary shares | shares				418,243	418,243
Repurchase of ordinary shares value				¥ 6,566	$ 951
Stock Repurchase Weighted Average Price | $ / shares										$ 2.27
Maximum
Accounting Policies [Line Items]
Loan receivable term		12 months	12 months
Operating lease agreements, initial lease term		5 years
Minimum
Accounting Policies [Line Items]
Loan receivable term		1 month	1 month